Significant accounting principles	12 Months Ended
Dec. 31, 2022
Significant accounting principles [Abstract]
Significant accounting principles
Note 2 – Significant accounting principles

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value.

Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The financial statements have been prepared on a going concern basis.

The principal accounting policies are set out below.

Basis of consolidation

The consolidated financial statements comprise the financial statements of DHT Holdings, Inc. and entities controlled by the parent company (and its subsidiaries).

Unless otherwise specified, all subsequent references to the “Company” refer to DHT Holdings, Inc. and its subsidiaries. Control is achieved where the Company has power over the investee, is exposed or has the rights to variable returns from its investment with an entity and has the ability to affect those returns through its power over the entity.

The results of subsidiaries acquired or disposed during the year are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances and transactions have been eliminated upon consolidation.

Acquisitions made by the Company which do not qualify as a business combination under IFRS 3, “Business Combinations,” are accounted for as asset acquisitions.

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

For business combinations achieved in stages, otherwise known as step acquisitions, previously held equity interests in the acquiree are remeasured to fair value. The resulting gain or loss is recognized in the consolidated income statement.

At the acquisition date, all identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value, except for non-current assets which are classified as held for sale and are recognized at the lower of carrying amount and fair value less cost to sell, and deferred tax assets and liabilities which are recognized at nominal value.

Goodwill from acquisition is recognized as an asset measured at the excess of the sum of the consideration transferred, the fair value of any previously held equity interest and the amount of any non-controlling interests in the acquiree over the net amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceed the total consideration of the business combination, the excess is recognized in the income statement immediately.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts or circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Investments in associates

An associated company is an entity over which the Company has significant influence and that is not a subsidiary. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without the ability to have control over those policies. Significant influence normally exists when the Company has 20% to 50% of the voting rights unless other terms and conditions affect the Company’s influence.

The investments in associates are accounted for using the equity method. Such investments are initially recognized at cost. Cost includes the purchase price and other costs directly attributable to the acquisition such as professional fees and transaction costs.

Under the equity method, the interest in the investment is based on the Company’s proportional share of the associate’s equity, including any excess value and goodwill. The Company recognizes its share of net income, including depreciation and amortization of excess values and impairment losses, in “Share of profit from associated companies”.

The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss.

Cash and cash equivalents

Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents when held for the purpose of meeting short-term cash commitments. Cash and cash equivalents are recorded at their nominal amount on the statement of financial position.

Vessels

Vessels are stated at historical cost, less accumulated depreciation and accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of these vessels.  Depreciation is calculated on a straight-line basis over the useful life of the vessels, taking residual values into consideration, and adjusted for impairment charges or reversal of prior impairment charges, if any.

The estimated useful lives and residual values are reviewed at least at each year end, with the effect of any changes in estimate accounted for on a prospective basis.  We assume an estimated useful life of 20 years.  Each vessel’s residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton.

Capitalized drydocking costs are depreciated on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.

Capitalized exhaust gas cleaning systems costs are depreciated on a straight-line basis from the time of installation of the equipment to the end of the estimated useful life. The exhaust gas cleaning systems are estimated to have a useful life of three years.

Vessels under construction - pre-delivery installments

The initial pre-delivery installments made for vessels are recorded in the statement of financial position as “Advances for vessels under construction” under Non-current assets. Vessels under construction are presented at cost less identified impairment losses, if any. Costs relating to vessels under construction include pre-delivery installments to the shipyard and other vessel costs incurred during the construction period that are directly attributable to construction of the vessels, including borrowing costs, if any, incurred during the construction period.

Advances for vessel upgrades

Advances related to exhaust gas cleaning system retrofits and capital expenditures are recorded in the statement of financial position as “Advances for vessel upgrades” under Non-current assets. Advances for vessel upgrades will be capitalized and reclassified to “Vessels and time charter contracts” under Non-current assets upon completion of maintenance or completion of installation.

Docking and survey expenditure

The Company’s vessels are required to be drydocked every 30 to 60 months.  The Company capitalizes drydocking costs as part of the relevant vessel and depreciates those costs on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking. The residual value of such capital expenses is estimated at nil. Costs related to ordinary maintenance performed during drydocking are charged to the income statement as part of vessel operating expenses for the period which they are incurred.

Vessels held for sale

Vessels are classified separately as held for sale as part of current assets in the statement of financial position when their carrying amount will be recovered through a sale of transaction rather than continuing use. For this to be the case, the asset must be available for immediate sale in its present condition and its sale must be highly probable. For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset, and an active program to locate a buyer and complete the plan must have been initiated. Further, the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification. The probability of shareholders’ approval should be considered as part of the assessment of whether the sale is highly probable. Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

Impairment of vessels

The carrying amounts of vessels held and used are reviewed for potential impairment at the end of each reporting period or whenever changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (“CGU”) fair value less cost of disposal based on third-party broker valuations and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those other assets or groups of assets. The Company views each vessel as a separate CGU. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Such impairment is recognized in the income statement. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Company assesses at each reporting date if there is any indication that an impairment recognized in prior period may no longer exist or may have decreased. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount, however, not to an extent higher than the carrying amount that would have been determined, had no impairment loss been recognized in prior years. Such reversals are recognized in the income statement.

Property, plant and equipment other than vessels

Property, plant and equipment are stated at historical cost less accumulated depreciation and any impairment charges. Depreciations are calculated on a straight-line basis over the asset’s expected useful life and adjusted for any impairment charges. Expected useful life is five years for furniture and fixtures and three years for computer equipment. Expected useful lives are reviewed annually. Ordinary repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred. Major assets with different expected useful lives are reported as separate components. Property, plant and equipment are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. The difference between an asset’s carrying amount and its recoverable amount is recognized in the income statement as impairment. Property, plant and equipment that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Bunker inventory

Bunker inventory is stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (“FIFO”) method and includes expenditures incurred in acquiring the bunkers and delivery cost less discounts. Bunker expenses are recognized as part of voyage expenses in the consolidated income statement upon consumption.

Leases - DHT as lessee

The Company currently has one category of lease related to leased office space in Monaco, Norway and Singapore where the Company is a lessee.

The Company assesses whether a contract is or contains a lease at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low-value assets. For these leases, the Company recognizes the lease payment as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability (using an effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

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The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

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The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

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A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

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The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

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Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Revenue and expense recognition

The Company recognizes revenue from the following major sources:

•	Revenue from time charters

•	Revenue from spot charters

Revenues from time charters are accounted for as operating leases and are thus recognized on a straight-line basis over the rental periods of such charters. Revenue is recognized from delivery of the vessel to the charterer until the end of the lease term. For vessels on time charters, where the Company is a lessor, the time charter contract contains a lease component, which is the right to use the specified ship, and a non-lease component, which is the operation and maintenance of the ship. Technical management service components are accounted for in accordance with IFRS 15 Revenue from Contracts with Customers and the lease components are accounted for in accordance with IFRS 16 Leases. The service elements are recognized as revenue as the service is being delivered (over time) and the timing of this coincides with timing of revenue recognized for the leasing element as per IFRS 16.

The Company has entered into time charters where the Company has the opportunity to earn additional hire when vessel earnings exceed the basic hire amounts set forth in the charters. Additional hire, if any, is calculated and paid either monthly, quarterly or semi-annually in arrears and recognized as revenue in the period in which it was earned in accordance with IFRS 16.

Revenues from spot charterers, otherwise known as voyage charter revenues, are recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. Revenues from spot charterers are accounted for under IFRS 15.

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

Other income refers to income earned as part of operational activities which do not arise in the course of the Company’s ordinary activities, thus not categorized as revenue.

Other revenues primarily comprises revenues earned from the technical management of third party vessels and is recognized over time following the timing of satisfaction of the performance obligation.

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfilment cost under IFRS 15. To recognize costs incurred to fulfil a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered.

Vessel operating expenses are expensed when incurred and include crew costs, vessel stores and supplies, lubricating oils, maintenance and repairs, insurance and communication costs.
Gains and losses on sale of vessels

Gains and losses on the sale of vessels are reported as a separate line item in the consolidated income statement. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.

Financial liabilities

Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” (FVTPL) or “other financial liabilities”. The FVTPL category is comprised of the Company’s derivatives. Any other liabilities of the Company, such as, accounts payable and accrued expenses, other current and non-current liabilities, and long-term debt, are classified as “other financial liabilities”.

(a)	Other financial liabilities

Other financial liabilities, including debt, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and allocating interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

(b)	Derivatives

The Company uses interest rate swaps to convert part of the interest-bearing debt from floating to fixed rate.

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently re-measured to their fair value at each reporting date. Any resulting gain or loss is recognized in profit or loss immediately. The interest rate swaps do not qualify for hedge accounting.

Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions. Fair value is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

Financial assets – receivables

Trade receivables are measured at amortized cost using the effective interest method, less any impairment. Normally, the interest element could be disregarded since the receivables are short term. The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and establishes an allowance for uncollectible amounts. The amount of the allowance is based on the age of unpaid amounts, information about the current financial strength of customers and other relevant information.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all risks and reward of ownership of the asset to another entity.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled, or expire.

Foreign currency

The functional currency of the parent company and each of the vessel subsidiaries is the U.S. dollar. This is because the Company’s vessels operate in international shipping markets, in which revenues and expenses are settled in U.S. dollars, and the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in U.S. dollars. For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into U.S. dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Classification in the Statement of Financial Position

Current assets and current liabilities include items due 12 months or less from the reporting date and items related to the operating cycle, if longer, liabilities for which the Company does not have the unconditional right to defer settlement beyond 12 months from the reporting date, and items primarily held for trading. The current portion of long-term debt is included as current liabilities. Assets other than those described above are classified as non-current assets.

Where the Company holds a derivative as an economic hedge (even if hedge accounting is not applied) for a period beyond 12 months after the reporting date, the derivative is classified as non-current (or separated into current and non-current).

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are related if they are subject to common control or common significant influence. Key management personnel of the Company are also related parties. All transactions between the related parties are recorded at estimated market value.

Taxes

The Company is a foreign corporation that is not subject to United States federal income taxes. Further, the Company is not subject to income taxes or tax reporting requirements imposed by the Marshall Islands, the country in which it is incorporated.

The subsidiaries acting as management companies domiciled in Monaco, Norway and Singapore are taxable in local jurisdictions.

Income tax expense represents the sum of the taxes currently payable and deferred tax. Taxes payable are provided based on taxable profits at the current tax rate. Deferred taxes are recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Accumulated deficit

Accumulated deficit is the cumulative amount of prior year profit and loss and dividends paid.

Stock compensation

Employees of the Company receive remuneration in the form of restricted common stock that is subject to vesting conditions. Equity-settled share-based payment is measured at the fair value of the equity instrument at the grant date.

The fair value determined at the grant date is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest.

Pension

For defined benefit retirement plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which it occurs. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Company’s defined benefit plan. Any surplus resulting from this calculation is limited to the present value of any economic benefit available in the form of refunds from the plans or reductions in future contributions to the plans.

Segment information

DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based upon the magnitude of services provided. The Company’s chief operating decision maker (“CODM”), the President & Chief Executive Officer, reviews the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Areas where significant estimates have been applied are:

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Depreciation:  As described above, the Company reviews estimated useful lives and residual values each year. Estimated useful lives may change due to changed end-user requirements, costs related to maintenance and upgrades, technological development and competition as well as industry, environmental and legal requirements. In addition, residual value may vary due to changes in market prices on scrap.

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Drydock period:  The drydock period impacts the depreciation rate applied to capitalized survey cost. The vessels are required by their respective classification societies to go through a drydock at regular intervals. In general, vessels below the age of 15 years are docked every five years and vessels older than 15 years are docked every 2-1/2 years.

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Value in use:  As described in Note 6, in assessing “value in use,” the estimated future cash flows are discounted to their present value. In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rates, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels, and the discount rate.

Use of judgment

In the process of applying the Company’s accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

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Impairment: Each of the Company’s vessels has been treated as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value-in-use analysis. Judgment, as disclosed in Note 6, has been applied in connection with the assessment of indicators of impairment or reversal of prior impairment.

Application of new and revised International Financial Reporting Standards (“IFRSs”)

New and amended standards and interpretations

A number of new standards and amendments were effective as of January 1, 2022, but they did not have a material effect on the Company’s financial statements.

New standards issued but not yet effective

New and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The below list includes the new standards and amendments that we believe are the most relevant for the Company:

Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 published in January 2020 and October 2022 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expense, or the information disclosed about those items.

The amendments clarify what is meant by a right to defer settlement, that a right to defer must exist at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, introduce a definition of “settlement” to make clear that settlements refers to the transfer to the counterparty of cash, equity instruments, other assets or services and required disclosures.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Company is currently assessing the impact of the amendments, however, the adoption is not expected to have a material impact on its consolidated financial statements.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements – Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted and are applied prospectively. The amendments to IFRS Practice Statement 2 do not contain an effective date or transition requirements. The Company is currently assessing the amendments to determine the impact they will have on the Company’s accounting policy disclosures.

Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors—Definition of Accounting Estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.

The definition of a change in accounting estimates was deleted. However, the IASB retained the concept of changes in accounting estimates in the Standard with the following clarifications:
•	A change in accounting estimate that results from new information or new developments is not the correction of an error
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The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors

The IASB added two examples (Examples 4-5) to the Guidance on implementing IAS 8, which accompanies the Standard. The IASB has deleted one example (Example 3) as it could cause confusion in light of the amendments.

The amendments are effective for annual periods beginning on or after 1 January 2023 to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of that period, with earlier application permitted. The Company is currently assessing the impact of the amendments, however, the adoption is not expected to have a material impact on its consolidated financial statements.